UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2017 (Unaudited)

Deutsche Health and Wellness Fund

	Shares	Value ($)
Common Stocks 96.8%
Health Care 96.8%
Biotechnology 28.9%
ACADIA Pharmaceuticals, Inc.* (a)	27,012	1,029,427
Acceleron Pharma, Inc.*	34,967	934,318
Aclaris Therapeutics, Inc.*	14,900	465,327
Alder Biopharmaceuticals, Inc.* (a)	32,866	750,988
Alexion Pharmaceuticals, Inc.*	18,117	2,377,856
Alkermes PLC*	39,925	2,255,762
Alnylam Pharmaceuticals, Inc.*	10,156	524,456
Amgen, Inc.	53,355	9,418,758
Amicus Therapeutics, Inc.* (a)	130,859	849,275
Array BioPharma, Inc.*	48,300	555,450
Biogen, Inc.*	26,830	7,743,138
BioMarin Pharmaceutical, Inc.*	49,155	4,617,129
Bioverativ, Inc.*	13,415	698,653
Bluebird Bio, Inc.*	22,689	1,988,691
Blueprint Medicines Corp.*	25,177	885,727
Celgene Corp.*	109,060	13,470,001
Clovis Oncology, Inc.*	16,011	925,596
Collegium Pharmaceutical, Inc.* (a)	45,280	600,413
Dermira, Inc.*	32,080	1,080,775
Exelixis, Inc.*	47,600	1,024,828
Galapagos NV (ADR)*	17,774	1,253,956
Gilead Sciences, Inc.	75,185	5,299,039
GW Pharmaceuticals PLC (ADR)* (a)	3,800	474,164
Heron Therapeutics, Inc.* (a)	31,800	454,740
Ignyta, Inc.*	40,000	352,000
Incyte Corp.*	45,081	6,000,281
Insmed, Inc.*	27,244	433,997
Ligand Pharmaceuticals, Inc.* (a)	10,364	1,084,385
Loxo Oncology, Inc.*	18,400	817,696
Medicines Co.* (a)	24,000	1,258,080
Neurocrine Biosciences, Inc.*	33,870	1,495,699
Portola Pharmaceuticals, Inc.*	29,998	1,040,331
Prothena Corp. PLC*	11,200	656,880
PTC Therapeutics, Inc.*	22,100	301,223
Ra Pharmaceuticals, Inc.*	11,500	240,810
Regeneron Pharmaceuticals, Inc.*	6,946	2,594,331
Retrophin, Inc.*	37,303	793,435
Rigel Pharmaceuticals, Inc.*	127,000	311,150
Sage Therapeutics, Inc.*	5,100	343,740
Sarepta Therapeutics, Inc.*	17,026	529,679
Seattle Genetics, Inc.*	6,900	452,985
Syndax Pharmaceuticals, Inc.*	30,000	341,400
TESARO, Inc.* (a)	19,922	3,752,707
Ultragenyx Pharmaceutical, Inc.* (a)	20,847	1,773,663
Vertex Pharmaceuticals, Inc.*	32,245	2,922,042
Xencor, Inc.*	41,400	1,028,790
		88,203,771
Health Care Services 19.3%
Aetna, Inc.	35,538	4,575,873
Anthem, Inc.	13,872	2,286,383
athenahealth, Inc.*	14,000	1,651,020
BioScrip, Inc.*	252,600	381,426
Brookdale Senior Living, Inc.*	16,700	240,480
Cardinal Health, Inc.	24,933	2,028,798
Centene Corp.*	32,966	2,324,103
Cerner Corp.*	13,729	755,644
Charles River Laboratories International, Inc.*	17,100	1,487,187
Cigna Corp.	27,461	4,088,943
Envision Healthcare Corp.*	27,855	1,949,850
Express Scripts Holding Co.*	29,352	2,073,719
HCA Holdings, Inc.*	45,928	4,006,759
Humana, Inc.	13,525	2,857,156
McKesson Corp.	19,694	2,956,660
Patheon NV*	45,047	1,418,981
Teladoc, Inc.* (a)	55,800	1,230,390
Thermo Fisher Scientific, Inc.	34,060	5,370,581
UnitedHealth Group, Inc.	74,153	12,263,423
Universal Health Services, Inc. "B"	17,977	2,257,911
Walgreens Boots Alliance, Inc.	18,287	1,579,631
WellCare Health Plans, Inc.*	7,655	1,080,886
		58,865,804
Medical Supply & Specialty 18.5%
Abbott Laboratories	84,563	3,812,100
ABIOMED, Inc.*	8,700	1,026,339
Agilent Technologies, Inc.	50,812	2,606,656
Baxter International, Inc.	52,627	2,679,767
Becton, Dickinson & Co.	21,510	3,937,405
Boston Scientific Corp.*	313,837	7,704,698
C.R. Bard, Inc.	15,190	3,725,196
Danaher Corp.	25,923	2,217,713
DexCom, Inc.*	5,600	437,696
Edwards Lifesciences Corp.*	21,665	2,037,377
GenMark Diagnostics, Inc.*	28,000	316,960
Globus Medical, Inc. "A"*	32,000	889,920
Illumina, Inc.*	9,058	1,516,309
Integra LifeSciences Holdings Corp.*	41,800	1,786,532
Intuitive Surgical, Inc.*	2,836	2,090,132
K2M Group Holdings, Inc.*	63,200	1,267,160
Medtronic PLC	97,910	7,921,898
Patterson Companies, Inc. (a)	19,600	890,820
Spectranetics Corp.*	16,800	467,460
Stryker Corp.	30,392	3,907,195
The Cooper Companies, Inc.	8,347	1,662,222
Wright Medical Group NV*	44,200	1,232,296
Zimmer Biomet Holdings, Inc.	21,421	2,507,971
		56,641,822
Pharmaceuticals 30.1%
AbbVie, Inc.	67,747	4,189,474
Akorn, Inc.*	23,000	478,630
Allergan PLC	44,061	10,787,014
AstraZeneca PLC (ADR) (a)	155,092	4,537,992
Avadel Pharmaceuticals PLC (ADR)*	40,483	431,549
Bristol-Myers Squibb Co.	164,018	9,301,461
Eli Lilly & Co.	104,752	8,674,513
Endo International PLC*	57,300	782,145
GlaxoSmithKline PLC (ADR) (a)	97,375	4,039,115
Jazz Pharmaceuticals PLC*	7,468	990,406
Johnson & Johnson	83,851	10,247,431
Merck & Co., Inc.	129,107	8,504,278
Mylan NV*	62,013	2,595,244
Novartis AG (Registered)	49,540	3,867,686
Pfizer, Inc.	215,301	7,346,070
Roche Holding AG (Genusschein)	14,483	3,523,390
Sanofi (ADR)	89,799	3,873,031
Shire PLC (ADR)	20,685	3,737,779
Teva Pharmaceutical Industries Ltd. (ADR)	31,402	1,099,698
UCB SA	18,562	1,321,692
Zoetis, Inc.	34,160	1,821,070
		92,149,668
Total Common Stocks (Cost $167,878,180)		295,861,065
Securities Lending Collateral 5.5%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.48% (b) (c) (Cost $16,611,008)	16,611,008	16,611,008
Cash Equivalents 2.8%
Deutsche Central Cash Management Government Fund, 0.56% (b) (Cost $8,617,789)	8,617,789	8,617,789
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $193,106,977) †	105.1	321,089,862
Other Assets and Liabilities, Net	(5.1)	(15,542,580)
Net Assets	100.0	305,547,282

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $194,177,260. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $126,912,602. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $133,078,919 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,166,317.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $16,102,945, which is 5.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of Febuary 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$88,203,771	$—	$—	$88,203,771
Health Care Services	58,865,804	—	—	58,865,804
Medical Supply & Specialty	56,641,822	—	—	56,641,822
Pharmaceuticals	83,436,900	8,712,768	—	92,149,668
Short-Term Investments (d)	25,228,797	—	—	25,228,797
Total	$312,377,094	$8,712,768	$—	$321,089,862

There have been no transfers between fair value measurement levels during the period ended Febuary 28, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Health and Wellness Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017